SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying consolidated financial statements differ from the financial statements prepared by the Company’s individual legal entities for statutory purposes in that they reflect certain adjustments, not recorded in the accounting records of the Company's individual legal entities, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. Distributable retained earnings of the Company are based on amounts reported in statutory accounts of individual entities and may significantly differ from amounts calculated on the basis of U.S. GAAP.

Principles of Consolidation

The consolidated financial statements include the accounts of the parent company and the entities it controls. All inter‑company transactions and balances within the Company have been eliminated upon consolidation.

Noncontrolling interests in consolidated subsidiaries are included in the consolidated balance sheets as a separate component of equity. We report consolidated net income inclusive of both the Company’s and the noncontrolling interests’ share, as well as amounts of consolidated net income/(loss) attributable to each of the Company and the noncontrolling interests.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and amounts of revenues and expenses for the reporting period. Actual results could differ from those estimates. The most significant estimates relate to investments in non-marketable equity securities, redeemable noncontrolling interests, impairment assessments of goodwill and intangible assets, useful lives of property and equipment and intangible assets, accounts receivable allowance, fair values of share-based awards, deferred tax assets, fair values of financial instruments, income taxes and contingencies. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Reclassifications and changes in presentation

In the first quarter of 2017, Yandex elected to early adopt an ASU “Statement of Cash Flows: Restricted Cash”, which provided revised guidance on the classification and presentation of restricted cash in the statement of cash flows on a retrospective basis. Prior periods have been adjusted accordingly. The effect of the reclassifications is presented below:

Consolidated Statements of Cash flows

2016
RUB
CASH FLOWS FROM OPERATING ACTIVITIES:
Prepaid expenses and other assets	(163)
CASH FLOWS USED IN FINANCING ACTIVITIES:
Payment for contingent consideration	(528)
Effect of exchange rate changes on cash and cash equivalents	(121)
Net change in cash and cash equivalents	(812)
Cash and cash equivalents at beginning of period	1,390
Cash and cash equivalents at end of period	578

Also certain reclassifications have been made to the prior years’ consolidated statements of income due to aggregation/separation of certain line items in 2017.

Consolidated Statements of Income

In 2016 interest expense was netted against interest income, starting 2017 interest expense is presented as a separate line in the consolidated statements of income.

2016
RUB
Interest income	2,863
Interest expense	(1,208)
Interest income, net	1,655

Other

In 2017, the Company changed the presentation of the effective income tax rate reconciliation from reconciling to expected income tax expense at 20% in prior years to the Dutch statutory rate of 25% (see Note 10).

Foreign Currency Translation

The functional currency of the Company’s parent company is the U.S. dollar. The functional currency of the Company’s operating subsidiaries is generally the respective local currency. The Company has elected the Russian ruble as its reporting currency. All balance sheet items are translated into Russian rubles based on the exchange rate on the balance sheet date and revenue and expenses are translated at monthly weighted average rates of exchange. Translation gains and losses are recorded as foreign currency translation adjustments in other comprehensive income. Foreign exchange transaction gains and losses are included in other (loss)/income, net in the accompanying consolidated statements of income.

Convenience Translation

Translations of amounts from RUB into U.S. dollars for the convenience of the reader have been made at the exchange rate of RUB 69.4706 to $1.00, the prevailing exchange rate as of December 31, 2018. No representation is made that the RUB amounts could have been, or could be, converted into U.S. dollars at such rate.

Certain Risks and Concentrations

The Company’s revenues are principally derived from online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or changes in users’ internet preferences or advertiser spending behavior could adversely affect the Company’s financial position and results of operations.

In addition, the Company’s principal business activities are within the Russian Federation. Laws and regulations affecting businesses operating in the Russian Federation are subject to frequent changes, which could impact the Company’s financial position and results of operations.

Other revenues, primarily represented by commission-based revenues of the Taxi business, continue increasing their share in the Company’s revenue structure. Significant changes in the ride-sharing industry could adversely affect the Company's financial position and results of operation.

Approximately half of the Company’s revenue is collected on a prepaid basis; credit terms are extended to major sales agencies and to larger loyal clients. Accounts receivable are typically unsecured and are primarily derived from revenues earned from customers located in the Russian Federation.

No individual customer or groups of affiliated customers represented more than 15% of the Company’s revenues or accounts receivable in 2016, 2017 and 2018.

Financial instruments that can potentially subject the Company to a significant concentration of credit risk consist, in addition to accounts receivable, primarily of cash, cash equivalents and term deposits. The primary focus of the Company’s treasury strategy is to preserve capital and meet liquidity requirements.

The Company’s treasury policy addresses the level of credit exposure by working with different geographically diversified banking institutions, subject to their conformity to an established minimum credit rating for banking relationships. To manage the risk exposure, the Company maintains its portfolio of investments in a variety of term deposits and money market funds.

Revenue Recognition

On January 1, 2018, the Company adopted Accounting Standards Update (the “ASU”) on revenue from contracts with customers (Topic 606), using the modified retrospective method applied to those contracts which were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with the Company’s historic accounting under Topic 605. The adoption of Topic 606 did not have a material impact on the Company’s consolidated financial statements and there was no adjustment to beginning retained earnings on January 1, 2018.

Revenue is recognized when the control of promised goods or services is transferred to the Company’s customers in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those goods or services. The Company identifies its contracts with customers and all performance obligations within those contracts. The Company then determines the transaction price and allocates the transaction price to the performance obligations within the Company's contracts with customers, recognizing revenue when, or as, the Company satisfies its performance obligations. Revenue is recorded net of value added tax (“VAT”).

The Company’s revenue disaggregated by revenue source for the years ended December 31, 2016, 2017 and 2018 consists of the following:

	2016 (2)	2017 (2)	2018	2018
	RUB	RUB	RUB	$
Online advertising revenues(1):
Yandex websites	52,888	65,149	78,696	1,132.8
Yandex ad network websites	19,691	22,251	24,041	346.1
Total online advertising revenues	72,579	87,400	102,737	1,478.9
Revenues of Taxi business	2,313	4,891	19,213	276.6
Other revenues	1,033	1,763	5,707	82.1
Total revenues	75,925	94,054	127,657	1,837.6

(1)

The Company records revenue net of VAT, sales agency commissions and bonuses and discounts. Because it is impractical to track commissions, bonuses and discounts for online advertising revenues generated on Yandex websites and on those of the Yandex ad network members separately, the Company has allocated commissions, bonuses and discounts between its Yandex websites and the Yandex ad network websites proportionately to their respective gross revenue contributions.

(2)	As noted above, prior period amounts have not been adjusted under the modified retrospective method.

Revenues disaggregated by geography, based on the billing address of the customer, consist of the following:

	2016	2017	2018	2018
	RUB	RUB	RUB	$
Revenues:
Russia	69,619	87,470	118,128	1,700.4
Rest of the world	6,306	6,584	9,529	137.2
Total revenues	75,925	94,054	127,657	1,837.6

The Company’s principal revenue streams and their respective accounting treatments are discussed below:

Online Advertising Revenues

The Company’s online advertising revenues are generated from serving online ads on its own websites and on Yandex ad network members’ websites. Advance payments received by the Company from advertisers are recorded as deferred revenue on the Company’s consolidated balance sheet and recognized as online advertising revenues in the period services are provided.

Advertising sales commissions and bonuses that are paid to agencies are accounted for as an offset to revenues and amounted to RUB 5,633, RUB 7,375 and RUB 9,367 ($134.8) in 2016, 2017 and 2018, respectively.

In accordance with U.S. GAAP, the Company reports online advertising revenues gross of fees paid to Yandex ad network members, because the Company is the principal to its advertisers and retains collection risk. The Company records fees paid to ad network members as traffic acquisition costs, a component of cost of revenues.

The Company recognizes online advertising revenues based on the following principles:

The Company’s Yandex.Direct service offers advertisers the ability to place performance-based ads on Yandex and Yandex ad network member websites targeted to users’ search queries or website content. The Company recognizes as revenues fees charged to advertisers as “click‑throughs” occur. A “click‑through” occurs each time a user clicks on one of the performance‑based ads that are displayed next to the search results or on the content pages of Yandex or Yandex ad network members’ websites.

The Company recognized revenue for Yandex.Market services in the consolidated statements of income until the deconsolidation of Yandex.Market in April 2018 (Note 4). Yandex.Market services are priced on a cost per click (CPC) basis, similar to Yandex.Direct.

The Company recognizes revenue from brand advertising on its websites and on Yandex ad network member websites as “impressions” are delivered. An “impression” is delivered when an advertisement appears on pages viewed by users.

The Company may accept a lower consideration than the amount promised per the contract for certain revenue transactions and certain customers may receive cash-based incentives or credits, which are accounted for as variable consideration when estimating the amount of revenue to recognize. The Company believes that there will be no significant changes to the estimates of variable consideration.

Revenues of Taxi business

The revenues of the Taxi business primarily consist of commissions for providing ride-sharing services related to the Yandex.Taxi and Uber after the transaction (Note 4) and commissions for food delivery services.

For ride-sharing services provided to individual transportation services users, the Company is not a principal and reports only Yandex.Taxi’s and Uber’s commission fees as revenue. For services provided to corporate transportation services clients the Company acts as the principal and revenue and related costs are recorded gross. In the regions, where revenues exceed promotional discounts to users and minimum fare guarantees, the discounts and guarantees are netted against revenues. For the regions, where discounts to users and minimum fare guarantees exceed the related revenues, the excess is presented in sales, general and administrative expenses in the statement of operations and other comprehensive income.

For food delivery services provided to individual service users, the Company is not a principal and reports only Yandex.EATs’s commission fees as revenue. In the regions, where revenues exceed promotional discounts to users, the discounts are netted against revenues. For the regions, where discounts to users exceed the related revenues, the excess is presented in sales, general and administrative expenses in the statement of operations and other comprehensive income.

The Company recorded RUB 14,311 ($206.0) of promotional discounts to users and minimum fare guarantees in 2018 (RUB 9,737 in 2017), of which RUB 11,574 ($166.6) (RUB 4,606 in 2017) were netted against revenues and RUB 2,737 ($39.4) (RUB 5,131 in 2017) were presented in sales, general and administrative expenses.

Other Revenue

The Company’s other revenue primarily consists of revenues from car-sharing business.

The Company’s revenue from car-sharing business is recognized over the period when the car rental service is provided to users.

Practical Expedients and Exemptions

The Company accounts for sales commissions as incurred because the amortization period is one year or less.

The Company does not disclose the value of unsatisfied performance obligations as of period end for contracts with an original expected duration of one year or less and contracts for which the Company recognizes revenue at the amount to which the Company has the right to invoice for services performed.

Cost of Revenues

Cost of revenues primarily consists of traffic acquisition costs. Traffic acquisition costs consist of amounts ultimately paid to Yandex ad network members and to certain other partners (“distribution partners”) who distribute the Company’s products or otherwise direct search queries to the Company’s websites. These amounts are primarily based on revenue‑sharing arrangements with ad network members and distribution partners. Traffic acquisition costs are expensed as incurred. Cost of revenues also includes expenses associated with the operation of the Company’s data centers, including personnel costs, share-based compensation, rent, utilities and bandwidth costs; as well as content acquisition costs and other cost of revenues.

Product Development Expenses

Product development expenses consist primarily of personnel costs incurred for the development of, enhancement to and maintenance of the Company’s search engine and other Company’s websites and technology platforms. Product development expenses also include rent and utilities attributable to office space occupied by development staff.

Software development costs, including costs to develop software products, are expensed before technological feasibility is reached. Technological feasibility is typically reached shortly before the release of such products and as a result, development costs that meet the criteria for capitalization were not material for the periods presented.

Advertising and Promotional Expenses

The Company expenses advertising and promotional costs in the period in which they are incurred. For the years ended December 31, 2016, 2017 and 2018, promotional and advertising expenses totaled approximately RUB 7,132, RUB 13,054 and RUB 15,372 ($221.3), respectively.

Government Funds Contributions

The Company makes contributions to governmental pension, medical and social funds on behalf of its employees. In Russia, the amount was calculated using a regressive rate (from 14% to 4% for accredited IT outsourcing providers and from 30% to 15% for other companies in 2017 and 2018 and from 30% to 15% for all companies in 2016) based on the annual compensation of each employee. These contributions are expensed as incurred.

Share‑Based Compensation

The Company grants share options, share appreciation rights (“SARs”), restricted share units (“RSUs”) and business unit equity awards (together, “Share‑Based Awards”) to its employees and consultants.

The Company estimates the fair value at the grant date of share options, SARs and business unit equity awards that are expected to vest using the Black‑Scholes‑Merton (“BSM”) pricing model and recognizes the fair value on a straight‑line basis over the requisite service period. The fair value of RSUs is measured based on the fair market values of the underlying share on the dates of grant.

The assumptions used in calculating the fair value of Share‑Based Awards represent the Company’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and the Company uses different assumptions, the Company’s share‑based compensation expense could be materially different in the future. In particular, before the fourth quarter of 2016 the Company was required to estimate the probability that performance conditions that affect the vesting of certain awards would be achieved, and only recognized expense for those shares expected to vest. Starting from the fourth quarter of 2016 the Company accounts for forfeitures as they occur.

Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant‑date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share‑based compensation over the vesting periods of the new awards, which comprises (1) the amortization of the incremental portion of share‑based compensation over the remaining vesting term and (2) any unrecognized compensation cost of the original award, using either the original term or the new term, whichever is higher for each reporting period.

Income Taxes

Current tax expense/(benefit) is calculated as the estimated amount expected to be recovered from or paid to the taxing authorities based on the taxable income for the period. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for carryforwards. Deferred tax assets, including those for operating loss carryforwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are classified as non‑current. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, and to the amount that it is more likely than not to be realized. In making such a determination, management consider all available evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations.

The tax benefits of tax positions are recognized in the financial statements if it is more likely than not that they will be sustained on audit by the taxing authorities, including resolution of related appeals or litigation processes, if any.

Recognized tax benefits are measured as the largest amount that is greater than 50 percent likely of being realized upon settlement.

The Company recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the consolidated statements of income. Accrued interest and penalties are presented in the consolidated balance sheets within other accrued liabilities, non-current or accounts payable and accrued liabilities together with unrecognized tax benefits based on the timing of expected resolution.

Comprehensive Income

Comprehensive income is defined as the change in equity during a period from non‑owner sources. U.S. GAAP requires the reporting of comprehensive income in addition to net income. Comprehensive income of the Company includes net income and foreign currency translation adjustments. For the years ended December 31, 2016, 2017 and 2018 total comprehensive income included, in addition to net income, the effect of translating the financial statements of the Company’s legal entities domiciled outside of Russia from these entities’ functional currencies into Russian rubles.

Accumulated other comprehensive income of RUB 1,864 as of December 31, 2017 and RUB 8,182 ($117.7) as of December 31, 2018 solely comprises cumulative foreign currency translation adjustment.

Noncontrolling Interests and Redeemable Noncontrolling Interests

Interests held by third parties in consolidated majority-owned subsidiaries are presented as noncontrolling interests, which represent the noncontrolling stockholders’ interests in the underlying net assets of the Company’s consolidated majority-owned subsidiaries. Noncontrolling interests that are not redeemable are reported in the equity section of the consolidated balance sheets. The net income attributable to noncontrolling interest reflects the share of the net income of the Company’s consolidated subsidiaries, in which there are either noncontrolling interests or redeemable noncontrolling interests.

Ownership interests in the Company’s consolidated subsidiaries held by the senior employees of these subsidiaries are considered redeemable as according to the terms of the business unit equity awards the employees have the right to redeem their interests for cash. Accordingly, such redeemable noncontrolling interests have been presented as mezzanine equity in the consolidated balance sheets. Adjustments to the redemption value of the redeemable noncontrolling interests are recorded through retained earnings.

Fair Value of Financial Instruments

Financial instruments carried on the balance sheet include cash and cash equivalents, term deposits, restricted cash, investments in equity securities, accounts receivable, loans to employees, accounts payable, accrued liabilities and convertible debt. The carrying amounts of cash and cash equivalents, short-term deposits, current restricted cash, accounts receivable, accounts payable and accrued liabilities approximate their respective fair values due to the short‑term nature of those instruments.

Term Deposits

Bank deposits are classified depending on their original maturity as (i) cash and cash equivalents if the original maturities are three months or less; (ii) current term deposits if the original maturities are more than three months, but no more than one year; and (iii) non‑current term deposits if the original maturities are more than one year.

Investments in Equity Securities

Investments in the stock of entities in which the Company can exercise significant influence but does not own a majority equity interest or otherwise control are accounted for using the equity method. The Company records its share of the results of these companies within the other (loss)/income, net line on the consolidated statements of income. Investments in the non‑marketable stock of entities in which the Company can exercise little or no influence are accounted for using the cost method. Both equity and cost method accounted investments are included in investments in non‑marketable equity securities line on the consolidated balance sheets.

The Company reviews its investments in equity securities for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investment. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information. Once a decline in fair value is determined to be other-than-temporary, an impairment charge is recorded to other (loss)/income, net and a new cost basis in the investment is established.

Variable Interest Entities

Entities that do not have sufficient equity at risk to allow the entity to finance its activities without additional financial support or in which the equity investors, as a group, do not have the characteristic of a controlling financial interest are referred to as variable interest entities (“VIE”). A VIE is consolidated by the variable interest holder that is determined to have the controlling financial interest (primary beneficiary) as a result of having both the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. The Company determines whether it is the primary beneficiary of an entity subject to consolidation based on a qualitative assessment of the VIE’s capital structure, contractual terms, nature of the VIE’s operations and purpose, and the Company’s relative exposure to the related risks of the VIE on the date it becomes initially involved in the VIE. The Company reassesses its VIE determination with respect to an entity on an ongoing basis.

As of December 31, 2017, the Company held interests in a third party, Edadeal, a Russian limited liability company (“Edadeal”) through loans and 10% equity investments. Edadeal was primarily financed by the Company’s loans and operates an application for grocery shopping offers, coupons and cashback. The Company had treated Edadeal as a VIE since Edadeal did not have sufficient equity at risk. The Company had determined that it should not consolidate Edadeal as it was not the primary beneficiary and lacks power through voting or similar rights to direct the activities that most significantly affect Edadeal’s economic performance. The Company’s investments related to Edadeal included in investments in non-marketable equity securities and loans granted to third parties (Note 5) totaled RUB 361 as of December 31, 2017, representing the Company’s maximum exposure to loss. In October 2018, the Company acquired the remaining 90% interest in Edadeal (Note 4).

Accounts Receivable, Net

Accounts receivable are stated at their net realizable value. The Company provides an allowance for doubtful accounts based on management’s periodic review for recoverability of accounts receivable from customers and other receivables. The Company evaluates the collectability of its receivables based upon various factors, including the financial condition and payment history of major customers, an overall review of collections experience of other accounts and economic factors or events expected to affect the Company’s future collections.

Property and Equipment

Property and equipment are recorded at cost and depreciated over their useful lives. Capital expenditures incurred before property and equipment are ready for their intended use are capitalized as assets not yet in use.

Depreciation is computed under the straight‑line method using estimated useful lives as follows:

Estimated useful lives
Servers and network equipment	3.0 – 4.0 years
Infrastructure systems	3.0 - 10.0 years
Office furniture and equipment	3.0 years
Buildings	10.0 - 20.0 years
Leasehold improvements	the shorter of 5.0 years or the remaining period of the lease term
Other equipment	2.0 ‑ 5.0 years

Land is not depreciated.

Depreciation of assets included in assets not yet in use commences when they are ready for the intended use.

Goodwill and Intangible Assets

Goodwill represents the excess of purchase consideration over the Company’s share of fair value of the net assets of acquired businesses. During the measurement period, which may be up to one year from the acquisition date, the Company may prospectively apply adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Goodwill is not subject to amortization but is tested for impairment at least annually.

The Company performs a qualitative assessment to determine whether further impairment testing on goodwill is necessary. If the Company believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, a quantitative impairment test is required. Otherwise, no further testing is required. The quantitative impairment test is performed by comparing the carrying value of each reporting unit’s net assets (including allocated goodwill) to the fair value of those net assets. If the reporting unit’s carrying amount is greater than its fair value, the Company recognizes a goodwill impairment charge for the amount by which the carrying value of a reporting unit exceeds its fair value. The Company did not recognize any goodwill impairment for the years ended December 31, 2016, 2017 and 2018.

The Company amortizes intangible assets using the straight-line method and estimated useful lives of assets ranging from 1 to 16 years, with a weighted‑average life of 8.2 years:

Estimated useful lives
Acquisition-related intangible assets:
Content and software	1.0-10.0 years
Customer relationships	2.0-16.0 years
Patents and licenses	6.8 years
Non-compete agreements	2.0-5.0 years
Trade names and domain names	2.0-10.0 years
Workforce	4.0 years
Supplier relationships	1.0 year
Other technologies and licenses	the shorter of 5.0 years or the underlying license terms

Impairment of Long-lived Assets Other Than Goodwill

The Company evaluates the carrying value of long‑lived assets other than goodwill for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. When such a determination is made, management’s estimate of undiscounted cash flows to be generated by the assets is compared to the carrying value of the assets to determine whether impairment is indicated. If impairment is indicated, the amount of the impairment recognized in the consolidated financial statements is determined by estimating the fair value of the assets and recording a loss for the amount by which the carrying value exceeds the estimated fair value. This fair value is usually determined based on estimated discounted cash flows.

Recently Adopted Accounting Pronouncements

In the fourth quarter of 2018, the Company early adopted an ASU that expands the scope of ASC Compensation - Stock Compensation, to include share-based payment transactions for acquiring goods and services from nonemployees. The new standard was applied on a prospective basis. The adoption of this ASU did not have a material effect on the Company’s consolidated financial statements.

Effective December 31, 2018, the Company adopted an ASU on accounting for the income tax consequences of intra-entity transfers of assets other than inventory that requires to recognize the tax expense from the sale of the asset in the seller’s tax jurisdiction when the transfer occurs, even though the pre-tax effects of that transaction are eliminated in consolidation. The amendments in this update eliminate the exception for an intra-entity transfer of an asset other than inventory. The amendments are required to be applied on a modified retrospective basis through a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The adoption of this ASU did not have a material effect on the Company’s consolidated financial statements.

Effective December 31, 2018, the Company adopted an ASU on other income - gains and losses from the derecognition of nonfinancial assets (Subtopic 610-20). The amendment clarifies the scope and application of ASC 610-20 on the sale or transfer of nonfinancial assets, including real estate, and in substance nonfinancial assets to noncustomers, including partial sales. An entity should identify each distinct nonfinancial asset or in substance nonfinancial asset promised to a counterparty and derecognize each asset when the counterparty obtains control of it. In addition, the amendment requires an entity to derecognize a distinct nonfinancial asset, or an in-substance nonfinancial asset, in a partial sale transaction when the entity does not retain a controlling financial interest in the legal entity that holds the asset and transfers control of the asset. Once control is transferred, any non-controlling interest received is required to be measured at fair value. The new standard was applied on a retrospective basis. The adoption of this ASU did not have a material effect on the Company’s consolidated financial statements.

Effect of Recently Issued Accounting Pronouncements

In February 2016, the FASB issued an ASU on accounting for leases which introduces a model that brings most leases on the lessee’s balance sheet. The amendments are effective for annual reporting periods beginning after December 15, 2018, including interim periods within those annual reporting periods. Further in January 2018, the FASB has issued an ASU which permits an entity to elect an optional transition practical expedient to not evaluate under new Topic “Leases” land easements that exist or expired before the entity’s adoption of new Topic “Leases” and that were not previously accounted for as leases under current Topic “Leases”. Further in July 2018, the FASB issued an ASU which provides entities with an additional (and optional) transition method to adopt the new lease requirements in ASU “Leases” by allowing entities to initially apply the new requirements by recognizing the cumulative effect adjustment to the opening balance of retained earnings in the period of adoption. This guidance further provides lessors with a practical expedient by class of underlying asset, to not separate non-lease components from the associated lease component. In December 2018, the FASB issued an ASU which provides an election for lessors to exclude sales and related taxes from consideration in the contract, requires lessors to exclude from revenue and expense lessor costs paid directly to a third party by lessees, and clarifies lessors’ accounting for variable payments related to both lease and nonlease components. This ASU is effective for reporting periods beginning after December 15, 2018. Also, in March 2019, the FASB issued an ASU codification improvements, which provide clarification on implementation issues. The implementation issues include determining the fair value of the underlying asset by lessors that are not manufacturers or dealers, presentation on the statement of cash flows for sales-type and direct financing leases, and transition disclosures related to Topic “Accounting Changes and Error Corrections”. The Company adopted the standard effective January 1, 2019, using a modified retrospective method, with certain practical expedients available, and will restate comparative periods. The standard will have a material impact on the Company’s consolidated balance sheets, but it will not have a material impact on its consolidated statements of income and comprehensive income, its consolidated statements of shareholders’ equity, or its consolidated statements of cash flows. Adoption of the standard will result in the recognition of additional right-of-use assets and lease liabilities for operating leases of approximately RUB 14 billion and RUB 13 billion as of December 31, 2017 and approximately RUB 16 billion ($0.2 billion) and RUB 18 billion ($0.3  billion) as of December 31, 2018, respectively, primarily relating to real estate.

In June 2016, the FASB issued an ASU which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost to be presented at the net amount expected to be collected. The ASU is effective for reporting periods beginning after December 15, 2019. Early adoption is permitted for reporting periods beginning after December 15, 2018. The Company is currently evaluating the effect that this guidance will have on the consolidated financial statements and related disclosures. The effect will largely depend on the composition and credit quality of our investment portfolio and the economic conditions at the time of adoption.

In July 2017, the FASB issued an ASU which makes limited changes to the Board’s guidance on classifying certain financial instruments as either liabilities or equity. The ASU’s objective is to improve (1) the accounting for instruments with “down-round” provisions and (2) the readability of the guidance in ASC Distinguishing Liabilities From Equity, on distinguishing liabilities from equity by replacing the indefinite deferral of certain pending content with scope exceptions. This ASU is effective for reporting periods beginning after December 15, 2018, with early adoption permitted. The Company adopted the standard effective January 1, 2019, and is currently evaluating the effect that the guidance will have on the consolidated financial statements and related disclosures.

In August 2017, the FASB issued amendments to hedge accounting intended to better align a company's risk management strategies and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and presentation of hedge results. The amendments expand and refine accounting for both nonfinancial and financial risk components and align the recognition and presentation of the effects of the hedging instrument and hedged item in the financial statements. This ASU is effective for reporting periods beginning after December 15, 2018, with early adoption permitted. The Company adopted the standard effective January 1, 2019, and is currently evaluating the effect that the guidance will have on the consolidated financial statements and related disclosures.

In February 2018, the FASB issued an ASU that amends the guidance on the reclassification of certain tax effects from accumulated other comprehensive income in ASC “Income Statement – Reporting Comprehensive Income”. The ASU permits entities to reclass from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the newly enacted U.S. federal corporate income tax rate as a result of the Tax Cuts and Jobs Act. The amount of the reclassification is the difference between the historical corporate income tax rate and the newly enacted twenty-one percent corporate income tax rate. The ASU also requires an entity to disclose a description of its accounting policy for releasing income tax effects from accumulated other comprehensive income. The ASU is effective for reporting periods beginning after December 15, 2018, with early adoption permitted. The Company adopted the standard effective January 1, 2019, and is currently evaluating the impact that the guidance will have on the consolidated financial statements.

In August 2018, the FASB issued an ASU which modifies certain disclosure requirements of fair value measurements by removing certain disclosures, modifying certain disclosures and adding additional disclosures. This ASU is effective for reporting periods beginning after December 15, 2019, with early adoption permitted. The Company currently anticipates adopting the standard effective January 1, 2020, and is currently evaluating the impact that the guidance will have on the consolidated financial statements.

In August 2018, the FASB issued an ASU which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. This ASU is effective for reporting periods beginning after December 15, 2019, with early adoption permitted. The Company currently anticipates adopting the standard effective January 1, 2020, and is currently evaluating the impact that the guidance will have on the consolidated financial statements.

In October 2018, the FASB issued an ASU which provides that indirect interest held through related parties in common control arrangements should be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interest. This ASU is effective for reporting periods beginning after December 15, 2019, with early adoption permitted. The Company currently anticipates adopting the standard effective January 1, 2020, and is currently evaluating the impact that the guidance will have on the consolidated financial statements.

In March 2019, the FASB issued an ASU which aligns the accounting for production costs of episodic television series with the accounting for production costs of films. In addition, the ASU modifies certain aspects of the capitalization, impairment, presentation and disclosure requirements in ASC “Entertainment—Films—Other Assets—Film Costs” and the impairment, presentation and disclosure requirements in ASC “Entertainment—Broadcasters—Intangibles—Goodwill and Other”. This ASU is effective for the reporting periods beginning after December 15, 2019, with early adoption permitted. The Company is currently evaluating the effect that this guidance will have on the consolidated financial statements.

No other recent accounting pronouncements were issued by FASB and the SEC that are believed by management to have a material impact on the Company’s present or future financial statements.